MANAGED PORTFOLIO SERIES

Coho Relative Value Equity Fund

(the “Fund”)

Supplement dated March 31, 2014 to the

Prospectus and Statement of Additional Information for the Fund
dated March 31, 2014

Please be advised that the Institutional Class Shares of the Fund are not yet available for purchase.

Thank you for your investment. If you have any questions, please call the Fund toll-free at 866-COHO-234 (866-264-6234).

This supplement should be retained with your Prospectus and
Statement of Additional Information for future reference.